 GROWTH & INCOME FUND
PAINEWEBBER
           PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                02/28/97 08/31/96 02/29/96 ENDED 02/28/97 ENDED 02/28/97
------------------------------------------------------------------------
Class A Shares   $25.48   $24.35   $23.77      21.59%         18.24%
------------------------------------------------------------------------
Class B Shares    25.39    24.26    23.70      20.65          17.79
------------------------------------------------------------------------
Class C Shares    25.46    24.33    23.77      20.66          17.77
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
12/20/83 - 12/31/84     $12.65 $13.21           --     $1.0800      13.72%
----------------------------------------------------------------------------
1985                     13.21  14.97       $0.1950     0.8850      22.36
----------------------------------------------------------------------------
1986                     14.97  15.04        1.1380     0.6830      12.68
----------------------------------------------------------------------------
1987                     15.04  12.05        2.3027     0.7366      (3.16)
----------------------------------------------------------------------------
1988                     12.05  13.67           --      0.5120      17.83
----------------------------------------------------------------------------
1989                     13.67  16.32        0.1675     0.5178      24.59
----------------------------------------------------------------------------
1990                     16.32  15.85           --      0.3030      (1.01)
----------------------------------------------------------------------------
1991                     15.85  21.17           --      0.2526      35.34
----------------------------------------------------------------------------
1992                     21.17  21.74           --      0.2432       3.90
----------------------------------------------------------------------------
1993                     21.74  20.86        0.0310     0.2818      (2.59)
----------------------------------------------------------------------------
1994                     20.86  18.18        1.2111     0.2417      (5.87)
----------------------------------------------------------------------------
1995                     18.18  22.39        1.5085     0.2475      33.21
----------------------------------------------------------------------------
1996                     22.39  24.37        3.0247     0.2584      23.46
----------------------------------------------------------------------------
01/01/97 - 02/28/97      24.37  25.48           --         --        4.55
----------------------------------------------------------------------------
                                    Totals: $9.5785    $6.2426
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         02/28/97: 389.17%
----------------------------------------------------------------------------

Performance Summary Class B Shares
                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/01/91 - 12/31/91     $18.04 $21.14           --     $0.1074      17.85%
----------------------------------------------------------------------------
1992                     21.14  21.69           --      0.0992       3.09
----------------------------------------------------------------------------
1993                     21.69  20.82       $0.0310     0.1193      (3.31)
----------------------------------------------------------------------------
1994                     20.82  18.15        1.2111     0.0768      (6.62)
----------------------------------------------------------------------------
1995                     18.15  22.35        1.5085     0.0715      32.18
----------------------------------------------------------------------------
1996                     22.35  24.32        3.0247     0.0643      22.55
----------------------------------------------------------------------------
01/01/97 - 02/28/97      24.32  25.39           --         --        4.40
----------------------------------------------------------------------------
                                    Totals: $5.7753    $0.5385
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         02/28/97:  85.51%
----------------------------------------------------------------------------

Performance Summary Class C Shares
                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/02/92 - 12/31/92     $19.96 $21.75           --     $0.1160       9.58%
----------------------------------------------------------------------------
1993                     21.75  20.87       $0.0310     0.1308      (3.30)
----------------------------------------------------------------------------
1994                     20.87  18.20        1.2111     0.0756      (6.61)
----------------------------------------------------------------------------
1995                     18.20  22.42        1.5085     0.0728      32.21
----------------------------------------------------------------------------
1996                     22.42  24.39        3.0247     0.0781      22.55
----------------------------------------------------------------------------
01/01/97 - 02/28/97      24.39  25.46           --         --        4.39
----------------------------------------------------------------------------
                                    Totals: $5.7753    $0.4733
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         02/28/97:  67.37%
----------------------------------------------------------------------------

 /1/
  Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 GROWTH & INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

Average Annual Return

                     % RETURN WITHOUT DEDUCTING    % RETURN AFTER DEDUCTING
                        MAXIMUM SALES CHARGE         MAXIMUM SALES CHARGE
                     ----------------------------- ---------------------------
CLASS                   A*       B**       C***      A*       B**      C***
------------------------------------------------------------------------------
Twelve Months Ended
 03/31/97               17.32%    16.41%    16.43%   12.02%   11.41%    15.43%
------------------------------------------------------------------------------
Five Years Ended
 03/31/97               10.98     10.13       N/A     9.96     9.85      N/A
------------------------------------------------------------------------------
Ten Years Ended
 03/31/97               10.22       N/A       N/A     9.72      N/A      N/A
------------------------------------------------------------------------------
Commencement of
 Operations Through
 03/31/97+              12.43     10.72     10.71    12.04    10.62    10.71
------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
**Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
***
  Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations dates are December 20, 1983, July 1, 1991 and
  July 2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including the trustee of the PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the six months ended February 28, 1997 and since inception, February 12, 1992 through February 28, 1997, Class Y shares had a total return of 18.39% and 67.91%, respectively. For the year ended March 31, 1997, and since inception through March 31, 1997, Class Y shares have an average annual return of 17.65% and 9.96%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 GROWTH FUND
PAINEWEBBER
           PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                02/28/97 08/31/96 02/29/96 ENDED 02/28/97 ENDED 02/28/97
------------------------------------------------------------------------
Class A Shares   $24.19   $24.37   $23.65      11.32%          8.03%
------------------------------------------------------------------------
Class B Shares    22.94    23.30    22.70      10.46           7.61
------------------------------------------------------------------------
Class C Shares    23.13    23.48    22.88      10.42           7.60
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
03/18/85 - 12/31/85     $ 9.15 $10.55      --          $0.1275      16.87%
----------------------------------------------------------------------------
1986                     10.55  10.86    $0.4064        0.1042       7.64
----------------------------------------------------------------------------
1987                     10.86   9.81     1.4051        0.0847       4.34
----------------------------------------------------------------------------
1988                      9.81  11.87      --           0.1011      22.05
----------------------------------------------------------------------------
1989                     11.87  14.79     1.1520          --        34.27
----------------------------------------------------------------------------
1990                     14.79  12.98     0.4625        0.1625      (7.72)
----------------------------------------------------------------------------
1991                     12.98  18.53     0.6003        0.0072      47.61
----------------------------------------------------------------------------
1992                     18.53  18.66     0.6235          --         4.15
----------------------------------------------------------------------------
1993                     18.66  21.14     1.0734          --        19.17
----------------------------------------------------------------------------
1994                     21.14  18.81     0.0258          --       (10.90)
----------------------------------------------------------------------------
1995                     18.81  23.12     1.8440          --        33.02
----------------------------------------------------------------------------
1996                     23.12  24.24     2.1056          --        14.11
----------------------------------------------------------------------------
01/01/97 - 02/28/97      24.24  24.19      --             --        (0.21)
----------------------------------------------------------------------------
                                    Totals: $9.6986    $0.5872
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         02/28/97: 390.83%
----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/01/91 - 12/31/91     $15.63 $18.47    $0.6003       $0.0037      22.18%
----------------------------------------------------------------------------
1992                     18.47  18.44     0.6235          --         3.30
----------------------------------------------------------------------------
1993                     18.44  20.71     1.0734          --        18.26
----------------------------------------------------------------------------
1994                     20.71  18.28     0.0258          --       (11.61)
----------------------------------------------------------------------------
1995                     18.28  22.22     1.8440          --        31.95
----------------------------------------------------------------------------
1996                     22.22  23.02     2.1056          --        13.24
----------------------------------------------------------------------------
01/01/97 - 02/28/97      23.02  22.94      --             --        (0.35)
----------------------------------------------------------------------------
                                    Totals: $6.2726    $0.0037
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         02/28/97:  96.44%
----------------------------------------------------------------------------

Performance Summary Class C Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/02/92 - 12/31/92     $17.04 $18.57    $0.6235          --        12.73%
----------------------------------------------------------------------------
1993                     18.57  20.85     1.0734          --        18.19
----------------------------------------------------------------------------
1994                     20.85  18.41     0.0258          --       (11.58)
----------------------------------------------------------------------------
1995                     18.41  22.40     1.8440          --        32.00
----------------------------------------------------------------------------
1996                     22.40  23.21     2.1056          --        13.18
----------------------------------------------------------------------------
01/01/97 - 02/28/97      23.21  23.13      --             --        (0.34)
----------------------------------------------------------------------------
                                    Totals: $5.6723       --
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         02/28/97:  75.39%
----------------------------------------------------------------------------

/1/
  Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 GROWTH FUND
PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

Average Annual Return

                  % RETURN WITHOUT DEDUCTING     % RETURN AFTER DEDUCTING
                     MAXIMUM SALES CHARGE          MAXIMUM SALES CHARGE
                  ----------------------------- -------------------------------
CLASS                A*       B**       C***       A*        B**        C***
-------------------------------------------------------------------------------
Twelve Months
 Ended 03/31/97       3.04%     2.19%     2.22%    (1.58)%    (2.81)%     1.22%
-------------------------------------------------------------------------------
Five Years Ended
 03/31/97            10.16      9.29       N/A      9.15       9.01        N/A
-------------------------------------------------------------------------------
Ten Years Ended
 03/31/97            11.16       N/A       N/A     10.65        N/A        N/A
-------------------------------------------------------------------------------
Commencement of
 Operations
 Through
 03/31/97+           13.47     11.10     10.92     13.04      10.99      10.92
-------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
**Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
***
  Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations dates are March 18, 1985, July 1, 1991 and July
  2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including the trustee of the PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the six months ended February 28, 1997 and since inception, August 26, 1991 through February 28, 1997, Class Y shares had a total return of 8.24% and 90.71%, respectively. For the year ended March 31, 1997, and since inception through March 31, 1997, Class Y shares have an average annual return of 3.33% and 10.85%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 GROWTH & INCOME FUND
PAINEWEBBER
           PORTFOLIO OF INVESTMENTS                FEBRUARY 28, 1997 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

COMMON STOCKS - 86.34%

 Agriculture, Food & Beverage - 3.18%
  125,000  Phillip Morris Companies Incorporated.................   $ 16,890,625
  180,000  RJR Nabisco Holdings Corporation......................      6,592,500
                                                                    ------------
                                                                      23,483,125
                                                                    ------------
 Airlines - 1.42%
  125,000  Continental Airlines Incorporated*(1).................      3,578,125
   70,000  UAL Corporation*......................................      3,972,500
  150,000  USAir Group, Incorporated*............................      2,962,500
                                                                    ------------
                                                                      10,513,125
                                                                    ------------
 Apparel, Retail - 0.85%
  150,000  TJX Companies, Incorporated...........................      6,262,500
                                                                    ------------
 Apparel, Textiles--0.97%
  120,000  Nine West Group, Incorporated*........................      5,640,000
   44,000  Westpoint Stevens Incorporated*.......................      1,518,000
                                                                    ------------
                                                                       7,158,000
                                                                    ------------
 Banks - 9.97%
  100,000  Bank of Boston Corporation............................      7,537,500
  130,000  Bank of New York Company Incorporated.................      5,037,500
   80,000  BankAmerica Corporation...............................      9,100,000
  200,000  Barnett Banks Incorporated............................      9,250,000
  101,800  Citicorp..............................................     11,885,150
   64,000  First Union Corporation...............................      5,616,000
   80,000  Greenpoint Financial Corporation......................      4,800,000
  135,000  NationsBank Corporation...............................      8,083,125
   75,000  Southern National Corporation.........................      2,915,625
   93,600  The Chase Manhattan Corporation.......................      9,371,700
                                                                    ------------
                                                                      73,596,600
                                                                    ------------
 Chemicals - 3.99%
   92,500  Allied-Signal, Incorporated...........................      6,683,125
   50,000  Dow Chemical Company..................................      4,050,000
   90,500  DuPont (E.I.) de Nemours & Company....................      9,706,125
   50,000  IMC Global Incorporated...............................      1,743,750
   50,000  Occidental Petroleum Corporation......................      1,275,000
  150,000  Olin Corporation......................................      6,000,000
                                                                    ------------
                                                                      29,458,000
                                                                    ------------
 Computer Hardware - 5.45%
  125,000  Cisco Systems Incorporated*...........................      6,953,125
  120,000  Compaq Computer Corporation*..........................      9,510,000
  120,000  Dell Computer Corporation*............................      8,535,000
   28,000  International Business Machines.......................      4,025,000
   80,000  Seagate Technology, Incorporated*.....................      3,780,000
  240,000  Sun Microsystems Incorporated*........................      7,410,000
                                                                    ------------
                                                                      40,213,125
                                                                    ------------

 GROWTH & INCOME FUND
PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

COMMON STOCKS - (CONTINUED)
 Computer Software - 1.99%
  136,600  Cadence Design Systems Incorporated*..................   $  5,037,125
   75,000  Computer Associates International Incorporated........      3,262,500
   92,630  Sterling Commerce Incorporated*.......................      2,686,270
  130,000  Sterling Software Incorporated*.......................      3,721,250
                                                                    ------------
                                                                      14,707,145
                                                                    ------------
 Construction, Real Property - 2.00%
   65,000  Chelsea GCA Realty Incorporated.......................      2,218,125
   65,000  Equity Residential Properties Trust...................      2,941,250
   75,000  Oakwood Homes Corporation.............................      1,481,250
   45,000  Spieker Properties Incorporated.......................      1,636,875
   90,000  Starwood Lodging Corporation..........................      3,521,250
  100,000  Wellsford Residential Property........................      2,925,000
                                                                    ------------
                                                                      14,723,750
                                                                    ------------
 Defense/Aerospace - 6.92%
    1,444  Boeing Company........................................        146,927
  157,000  ITT Industries Incorporated...........................      4,082,000
  130,000  Lockheed Martin Corporation...........................     11,505,000
  268,200  Loral Corporation*....................................      4,324,725
  176,400  McDonnell Douglas Corporation.........................     11,201,400
   80,000  Precision Castparts Corporation.......................      3,920,000
  168,600  Raytheon Company......................................      7,945,275
  105,000  United Technologies Corporation.......................      7,901,250
                                                                    ------------
                                                                      51,026,577
                                                                    ------------
 Diversified Retail - 1.59%
  175,500  Dayton Hudson Corporation.............................      7,371,000
  125,000  Federated Department Stores, Incorporated*............      4,343,750
                                                                    ------------
                                                                      11,714,750
                                                                    ------------
 Drugs & Medicine - 3.97%
   50,000  Bergen Brunswig Corporation...........................      1,606,250
   41,700  Bristol-Myers Squibb Company..........................      5,441,850
   60,000  Cardinal Health Incorporated..........................      3,690,000
   72,800  Pfizer, Incorporated..................................      6,670,300
  100,000  Schering-Plough Corporation...........................      7,662,500
   96,000  Watson Pharmaceuticals, Incorporated*(1)..............      4,188,000
                                                                    ------------
                                                                      29,258,900
                                                                    ------------
 Energy Reserves & Production - 2.31%
   13,138  British Petroleum Plc.................................      1,739,143
   66,200  Mobil Corporation.....................................      8,126,050
   18,500  Royal Dutch Petroleum Company.........................      3,200,500
   40,000  Texaco, Incorporated..................................      3,955,000
                                                                    ------------
                                                                      17,020,693
                                                                    ------------

 GROWTH & INCOME FUND
PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

COMMON STOCKS - (CONTINUED)

 Financial Services - 1.84%
   43,800  American Express Company..............................   $  2,863,425
  168,000  Dean Witter, Discover & Company.......................      6,447,000
   40,000  Student Loan Marketing Association....................      4,235,000
                                                                    ------------
                                                                      13,545,425
                                                                    ------------
 Forest Products, Paper - 0.13%
   50,000  Champion International Corporation*...................        968,750
                                                                    ------------
 Food Retail - 1.39%
  100,000  Albertson's, Incorporated.............................      3,525,000
  140,000  Safeway Incorporated*(1)..............................      6,737,500
                                                                    ------------
                                                                      10,262,500
                                                                    ------------
 Gas Utility - 0.80%
  100,000  Columbia Gas System, Incorporated.....................      5,875,000
                                                                    ------------
 Heavy Machinery - 1.27%
  120,000  Caterpillar, Incorporated.............................      9,405,000
                                                                    ------------
 Hotels - 1.22%
  200,000  Hilton Hotels Corporation.............................      5,025,000
   75,000  Marriott International, Incorporated..................      3,975,000
                                                                    ------------
                                                                       9,000,000
                                                                    ------------
 Household Products - 0.35%
  159,800  Viad Corporation*.....................................      2,556,800
                                                                    ------------
 Leisure - 0.46%
   75,000  Philips Electronics N.V.(1)...........................      3,375,000
                                                                    ------------
 Life Insurance - 5.48%
   80,000  Chubb Corporation.....................................      4,690,000
   48,000  CIGNA Corporation.....................................      7,338,000
   80,000  Equitable of Iowa Companies...........................      4,250,000
  100,000  Reliastar Financial Corporation.......................      6,200,000
  157,600  SunAmerica Incorporated...............................      7,229,900
  200,000  Travelers Group Incorporated..........................     10,725,000
                                                                    ------------
                                                                      40,432,900
                                                                    ------------
 Manufacturing - General - 4.35%
  240,000  ADT Limited*..........................................      5,220,000
  146,000  Case Corporation......................................      7,573,750
  150,000  Crane Company.........................................      4,893,750
   42,400  General Electric Company..............................      4,361,900
  100,000  Ingersoll Rand Company................................      4,750,000
   69,000  Lucasvarity Plc*......................................      2,259,750
   80,000  Stanley Works.........................................      3,060,000
                                                                    ------------
                                                                      32,119,150
                                                                    ------------
 Manufacturing - High Technology - 2.11%
   48,000  Johnson Controls, Incorporated........................      4,044,000
  120,000  KLA Instruments Corporation*..........................      5,002,500

 GROWTH & INCOME FUND
PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

COMMON STOCKS - (CONTINUED)

 Manufacturing - High Technology - (concluded)
   80,000  SCI Systems Incorporated*.............................   $  4,280,000
   75,000  Waters Corporation*...................................      2,259,375
                                                                    ------------
                                                                      15,585,875
                                                                    ------------
 Medical Products - 1.63%
   75,000  Johnson & Johnson.....................................      4,321,875
   88,000  Mentor Corporation....................................      2,189,000
  202,500  Tenet Healthcare Corporation*.........................      5,492,812
                                                                    ------------
                                                                      12,003,687
                                                                    ------------
 Medical Providers - 2.01%
  200,000  HEALTHSOUTH Corporation*(1)...........................      8,050,000
  125,000  Humana Incorporated*..................................      2,453,125
  100,000  Lincare Holdings Incorporated*........................      4,312,500
                                                                    ------------
                                                                      14,815,625
                                                                    ------------
 Mining & Metals - 0.92%
  100,000  Freeport-McMoran Copper & Gold, Incorporated..........      3,400,000
   48,000  Phelps Dodge Corporation..............................      3,432,000
                                                                    ------------
                                                                       6,832,000
                                                                    ------------
 Motor Vehicles and Parts - 1.93%
  100,000  Borg Warner Automotive Incorporated...................      3,950,000
  149,400  Breed Technologies Incorporated.......................      3,268,125
   90,000  Echlin, Incorporated..................................      3,116,250
  100,000  Lear Corporation*.....................................      3,900,000
                                                                    ------------
                                                                      14,234,375
                                                                    ------------
 Oil Refining - 2.44%
  100,000  Coastal Corporation...................................      4,550,000
   38,000  Repsol S.A., ADR......................................      1,444,000
   15,000  Shell Transport & Trading Plc(1)......................      1,520,625
  137,500  Tejas Gas Corporation*................................      6,015,625
   35,000  Total S.A.(1).........................................      1,386,875
   80,000  Unocal Corporation....................................      3,090,000
                                                                    ------------
                                                                      18,007,125
                                                                    ------------
 Oil Services - 4.26%
  114,000  Camco International Incorporated(1)...................      4,403,250
  100,000  Diamond Offshore Drilling Incorporated*(1)............      5,900,000
   96,000  Ensco International Incorporated*.....................      4,164,000
  100,000  Global Marine Incorporated*...........................      1,862,500
  150,000  Halliburton Company...................................      9,693,750
  165,000  Nabors Industries Incorporated*.......................      2,536,875
  118,900  Reading & Bates Corporation*..........................      2,883,325
                                                                    ------------
                                                                      31,443,700
                                                                    ------------
 Other Insurance - 5.79%
  125,000  ACE Limited...........................................      8,125,000
  200,971  Allstate Corporation..................................     12,736,537

 GROWTH & INCOME FUND
PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

COMMON STOCKS - (CONCLUDED)

 Other Insurance - (concluded)
   50,600  Ambac Incorporated....................................   $  3,377,550
   85,200  American International Group Incorporated.............     10,309,200
  160,000  Everest Reinsurance Holdings Incorporated.............      5,040,000
   41,500  ITT Hartford Group, Incorporated......................      3,112,500
                                                                    ------------
                                                                      42,700,787
                                                                    ------------
 Publishing - 0.60%
  100,000  New York Times Company, Class A.......................      4,450,000
                                                                    ------------
 Semiconductor - 1.37%
  102,000  Applied Materials, Incorporated*......................      5,163,750
   35,000  Intel Corporation.....................................      4,965,625
                                                                    ------------
                                                                      10,129,375
                                                                    ------------
 Specialty Retail - 1.14%
  175,469  Dollar General Corporation(1).........................      4,978,926
   67,200  Waban Incorporated*...................................      1,923,600
   80,000  Zale Corporation *....................................      1,480,000
                                                                    ------------
                                                                       8,382,526
                                                                    ------------
 Tobacco - 0.24%
  100,000  BAT Industries Plc(1).................................      1,762,500
                                                                    ------------
 Total Common Stocks (cost - $489,062,461)........................   637,024,390
                                                                    ------------
PREFERRED STOCKS - 4.45%

 Banks - 0.84%
  108,800  BCP International Limited.............................      6,174,400
                                                                    ------------
 Financial Services - 0.44%
   53,000  Devon Financing Trust#................................      3,279,375
                                                                    ------------
 Forest Products, Paper - 0.66%
  102,000  International Paper Capital Trust#....................      4,832,250
                                                                    ------------
 Life Insurance - 0.71%
  125,000  SunAmerica Incorporated...............................      5,265,625
                                                                    ------------
 Mining & Metals - 0.39%
   60,000  Timet Capital Trust I.................................      2,880,000
                                                                    ------------
 Other Insurance - 0.60%
   80,000  Frontier Financing Trust..............................      4,440,000
                                                                    ------------
 Precious Metals - 0.38%
  144,000  Coer d' Alene Mines Corporation.......................      2,790,000
                                                                    ------------
 Thrift - 0.43%
   60,000  Tosco Financing Trust.................................      3,202,500
                                                                    ------------
 Total Preferred Stocks (cost - $30,278,745)......................    32,864,150
                                                                    ------------

 GROWTH & INCOME FUND
PAINEWEBBER

 PRINCIPAL
  AMOUNT                                   MATURITY INTEREST
   (000)                                    DATES    RATES       VALUE
 ---------                                 -------- --------  ------------
CONVERTIBLE BOND - 0.54%

 Specialty Retail - 0.54%
  $ 4,000  Home Depot Incorporated
            (cost - $4,000,000).........   10/01/01    3.250% $  4,000,000
                                                              ------------
REPURCHASE AGREEMENTS - 9.18%

   25,000  Repurchase agreement dated
            02/28/97, with Daiwa
            Securities America, Inc.,
            collaterized by $22,031,000
            U.S. Treasury Bond, 8.125%
            due 05/15/21; proceeds:
            $25,011,146.................   03/03/97    5.350    25,000,000
   30,000  Repurchase agreement dated
            02/28/97, with Dredner
            Securities (USA), Inc.,
            collateralized by
            $21,066,000 U.S. Treasury
            Bond, 11.25% due 02/15/15;
            proceeds: $30,013,325.......   03/03/97    5.330    30,000,000
   12,737  Repurchase agreement dated
            02/28/97, with First Chicago
            National Bank, Inc.,
            collateralized by
            $12,190,000 U.S. Treasury
            Note, 7.50% due 11/15/01;
            proceeds: $12,742,679.......   03/03/97    5.350    12,737,000
                                                              ------------
 Total Repurchase Agreements (cost -
  $67,737,000)...........................                       67,737,000
                                                              ------------
 NUMBER OF
  SHARES
   (000)
 ---------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.94%

 Money Market Funds--4.94%
   18,424  Liquid Assets Portfolio.........................     18,424,159
   18,027  TempFund Portfolio..............................     18,026,991
                                                              ------------
 Total Investments of Cash Collateral for Securities Loaned
 (cost - $36,451,150)......................................     36,451,150
                                                              ------------
 Total Investments (cost - $627,529,356) - 105.45%.........    778,076,690
 Liabilities in excess of other assets - (5.45)%...........    (40,227,339)
                                                              ------------
 Net Assets - 100.00%......................................   $737,849,351
                                                              ============

-------
 * Non-Income producing security
 # Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(1) Security, or portion thereof, was on loan at February 28, 1997 ADR--American Depositary Receipt

                 See accompanying notes to financial statements

 GROWTH FUND
PAINEWEBBER
           PORTFOLIO OF INVESTMENTS                FEBRUARY 28, 1997 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

COMMON STOCKS - 91.48%

 Agriculture, Food & Beverage - 1.54%
  100,000  The Coca-Cola Company.................................   $  6,100,000
                                                                    ------------
 Apparel, Textiles - 1.45%
   80,000  Nike Incorporated.....................................      5,750,000
                                                                    ------------
 Banks - 2.60%
   50,000  Bank of Boston Corporation............................      3,768,750
   25,000  First Union Corporation...............................      2,193,750
   43,680  The Chase Manhattan Corporation.......................      4,373,460
                                                                    ------------
                                                                      10,335,960
                                                                    ------------
 Chemicals - 3.11%
   70,000  IMC Global Incorporated...............................      2,441,250
  115,762  Mark IV Industries Incorporated.......................      2,691,467
  175,000  Sealed Air Corporation*...............................      7,196,875
                                                                    ------------
                                                                      12,329,592
                                                                    ------------
 Computer Hardware - 4.68%
  140,000  Cisco Systems Incorporated*...........................      7,787,500
   28,000  Dell Computer Corporation*............................      1,991,500
  100,000  EMC Corporation*......................................      3,600,000
   45,000  Seagate Technology, Incorporated*.....................      2,126,250
  100,000  Sun Microsystems Incorporated*........................      3,087,500
                                                                    ------------
                                                                      18,592,750
                                                                    ------------
 Computer Software - 3.70%
   80,000  Epic Design Technology, Incorporated*.................      2,130,000
  430,000  Excalibur Technologies Corporation*...................      3,440,000
  100,000  Smallworldwide, plc, ADR*.............................      1,625,000
  159,260  Sterling Commerce Incorporated*.......................      4,618,540
  100,000  Sterling Software Incorporated*.......................      2,862,500
                                                                    ------------
                                                                      14,676,040
                                                                    ------------
 Construction, Real Property - 0.74%
   75,000  Starwood Lodging Corporation..........................      2,934,375
                                                                    ------------
 Defense/Aerospace - 2.56%
  125,000  Kellstrom Industries Incorporated*(1).................      1,546,875
   30,000  McDonnell Douglas Corporation.........................      1,905,000
   45,000  Precision Castparts Corporation.......................      2,205,000
   60,000  United Technologies Corporation.......................      4,515,000
                                                                    ------------
                                                                      10,171,875
                                                                    ------------
 Drugs & Medicine - 7.32%
  141,300  Columbia Laboratories, Incorporated*..................      2,154,825
   60,000  Elan Corporation, plc, ADS*(1)........................      2,077,500
  230,000  Entremed Incorporated*................................      3,450,000
  120,000  Global Pharmaceutical Corporation*....................        960,000
  130,000  Pharmacyclics Incorporated*...........................      2,567,500
   20,000  R.P. Scherer Corporation*.............................      1,155,000
  172,000  Teva Pharmaceutical Industries Limited, ADS...........     10,631,750

 GROWTH FUND
PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

COMMON STOCKS - (CONTINUED)

 Drugs & Medicine - (concluded)
   50,000  Triangle Pharmaceuticals Incorporated*................   $  1,018,750
  115,000  Watson Pharmaceuticals, Incorporated*.................      5,016,875
                                                                    ------------
                                                                      29,032,200
                                                                    ------------
 Energy Reserves & Production - 0.30%
   75,000  Lomak Petroleum Incorporated*.........................      1,200,000
                                                                    ------------
 Entertainment - 6.68%
  245,000  Cinar Films Incorporated*.............................      6,125,000
  240,000  Florida Panthers Holdings Incorporated*...............      5,985,600
  333,334  N2K Incorporated*.....................................      1,000,002
  270,000  Ticketmaster Group Incorporated*......................      3,645,000
  188,000  Time Warner Incorporated..............................      7,708,000
   70,000  Young Broadcasting Incorporated*......................      2,038,750
                                                                    ------------
                                                                      26,502,352
                                                                    ------------
 Environmental Services - 4.07%
  455,000  Republic Industries, Incorporated*....................     16,152,500
                                                                    ------------
 Financial Services - 3.50%
   80,000  Federal Home Loan Mortgage Corporation................      2,380,000
  155,000  Federal National Mortgage Association.................      6,200,000
   50,000  Student Loan Marketing Association....................      5,293,750
                                                                    ------------
                                                                      13,873,750
                                                                    ------------
 Forest Products, Paper - 0.95%
   30,000  Fibreboard Corporation*...............................      1,001,250
  195,000  Universal Forest Products, Incorporated...............      2,754,375
                                                                    ------------
                                                                       3,755,625
                                                                    ------------
 Food Retail - 1.22%
  100,000  Dominicks Supermarkets Incorporated*..................      1,850,000
   62,500  Safeway Incorporated*(1)..............................      3,007,813
                                                                    ------------
                                                                       4,857,813
                                                                    ------------
 Heavy Machinery - 0.33%
   56,250  Corestaff Incorporated*...............................      1,328,906
                                                                    ------------
 Hotels - 4.92%
  465,000  Extended Stay America, Incorporated*..................      9,183,750
  120,000  HFS, Incorporated*....................................      8,220,000
   85,000  Hilton Hotels Corporation.............................      2,135,625
                                                                    ------------
                                                                      19,539,375
                                                                    ------------
 Industrial Services/Supplies - 1.41%
  230,000  Data Documents Incorporated*..........................      2,386,250
  200,000  Staffing Resources, Incorporated*.....................      3,200,000
                                                                    ------------
                                                                       5,586,250
                                                                    ------------

 GROWTH FUND
PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

COMMON STOCKS - (CONTINUED)

 Information & Computer Services - 1.39%
   50,000  First Data Corporation................................   $  1,831,250
   84,375  Paychex, Incorporated.................................      3,670,313
                                                                    ------------
                                                                       5,501,563
                                                                    ------------
 Leisure - 2.36%
  250,000  Activision, Incorporated*.............................      3,343,750
  200,000  Marker International*.................................      1,050,000
  225,000  Norwood Promotional Products, Incorporated*...........      3,937,500
  114,700  Rawlings Sporting Goods Company, Incorporated*........      1,032,300
                                                                    ------------
                                                                       9,363,550
                                                                    ------------
 Life Insurance - 3.28%
   35,000  Equitable of Iowa Companies...........................      1,859,375
  280,000  International Alliance Services Incorporated*(2)......      3,430,000
  150,000  PennCorp Financial Group, Incorporated................      5,250,000
   40,000  Reliastar Financial Corporation.......................      2,480,000
                                                                    ------------
                                                                      13,019,375
                                                                    ------------
 Long Distance & Phone Companies - 6.21%
   45,000  Brooks Fiber Properties, Incorporated*................        956,250
  345,096  ICG Communications, Incorporated*.....................      4,443,111
   77,000  Intermedia Communications of Florida, Incorporated*...      1,376,375
   75,000  International CableTel Incorporated*..................      1,453,125
   62,500  McLeod Incorporated*..................................      1,117,187
  150,000  Smartalk Teleservices Incorporated*...................      2,137,500
  135,000  Teleport Communications*..............................      4,050,000
  135,000  Viatel Incorporated*..................................      1,046,250
  302,400  WorldCom, Incorporated*...............................      8,051,400
                                                                    ------------
                                                                      24,631,198
                                                                    ------------
 Manufacturing - General - 0.33%
   45,000  Watsco Incorporated...................................      1,305,000
                                                                    ------------
 Manufacturing - High Technology - 3.65%
  183,500  Belden, Incorporated..................................      6,537,187
  200,000  Noel Group, Incorporated*.............................      1,400,000
  100,000  Superior Telecom Incorporated*........................      2,512,500
  134,000  Waters Corporation*...................................      4,036,750
                                                                    ------------
                                                                      14,486,437
                                                                    ------------
 Media - 5.26%
  277,500  Ascent Entertainment Group Incorporated*..............      3,676,875
  125,000  Bell CableMedia plc*..................................      1,734,375
  257,500  Comcast Corporation, Class A Special..................      4,602,812
  185,000  Four Media Company*...................................      1,873,125
  196,875  Liberty Media Group*..................................      4,134,375
   67,500  Outdoor Systems Incorporated*.........................      2,025,000
   67,500  Universal Outdoor Holdings Incorporated*..............      1,822,500
   30,000  Univision Communications Incorporated.................        990,000
                                                                    ------------
                                                                      20,859,062
                                                                    ------------

 GROWTH FUND
PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

COMMON STOCKS - (CONCLUDED)

 Medical Products - 0.95%
  170,000  VISX, Incorporated*...................................   $  3,782,500
                                                                    ------------
 Medical Providers - 3.96%
  112,500  Columbia/HCA Healthcare Corporation(1)................      4,725,000
  198,000  Phycor Incorporated*..................................      6,014,250
  171,000  Service Corporation International.....................      4,959,000
                                                                    ------------
                                                                      15,698,250
                                                                    ------------
 Mining & Metals - 1.50%
   60,000  Freeport-McMoran Copper & Gold, Incorporated..........      2,040,000
   50,000  Potash Corporation of Saskatchewan Incorporated.......      3,931,250
                                                                    ------------
                                                                       5,971,250
                                                                    ------------
 Motor Vehicles and Parts - 0.17%
   28,000  Dura Automotive Systems, Incorporated*................        672,000
                                                                    ------------
 Oil Services - 1.82%
   70,000  Camco International Incorporated(1)...................      2,703,750
   70,000  Ensco International Incorporated*.....................      3,036,250
   80,000  Global Marine Incorporated*...........................      1,490,000
                                                                    ------------
                                                                       7,230,000
                                                                    ------------
 Other Insurance - 0.52%
   65,000  Everest Reinsurance Holdings Incorporated.............      2,047,500
                                                                    ------------
 Publishing - 0.85%
  205,000  Getty Communications Systems Incorporated*............      3,382,500
                                                                    ------------
 Semiconductor - 1.07%
   30,000  Intel Corporation.....................................      4,256,250
                                                                    ------------
 Specialty Retail - 6.20%
  150,000  Corporate Express, Incorporated*......................      2,812,500
  200,000  General Nutrition Companies, Incorporated*............      3,600,000
   40,000  Gucci Group N.V.*.....................................      2,585,000
  460,405  Staples, Incorporated*(1).............................      9,956,258
  240,000  Viking Office Products, Incorporated*.................      5,670,000
                                                                    ------------
                                                                      24,623,758
                                                                    ------------
 Thrift - 0.18%
   13,500  Washington Mutual Incorporated*.......................        713,813
                                                                    ------------
 Wireless Telecommunications - 0.70%
   32,000  Millicom International Cellular, S.A.*................      1,232,000
   90,000  Omnipoint Corporation*................................      1,541,250
                                                                    ------------
                                                                       2,773,250
                                                                    ------------
 Total Common Stocks (cost - $238,447,628)........................   363,036,619
                                                                    ------------

 GROWTH FUND
PAINEWEBBER

 PRINCIPAL
  AMOUNT                                       MATURITY INTEREST
   (000)                                        DATES    RATES       VALUE
 ---------                                     -------- --------  ------------
REPURCHASE AGREEMENTS - 8.84%

  $17,108  Repurchase agreement dated
            02/28/97 with Daiwa Securities
            America, Inc., collateralized by
            $14,130,000 U.S. Treasury Bonds,
            10.000% due 05/15/10; proceeds:
            $17,115,627.....................   03/03/97    5.350% $ 17,108,000
   18,000  Repurchase agreement dated
            02/28/97 with State Street Bank
            and Trust Company,
            collateralized by $16,865,000
            U.S. Treasury Bonds, 7.875%, due
            11/15/07; proceeds: $18,007,965.   03/03/97    5.310    18,000,000
                                                                  ------------
 Total Repurchase Agreements (cost -
  $35,108,000)...............................                       35,108,000
                                                                  ------------
 NUMBER OF
  SHARES
   (000)
 ---------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.50%
 Money Market Funds - 5.50%
   17,678  Liquid Assets Portfolio..........                        17,678,377
    4,141  TempFund Portfolio...............                         4,140,823
                                                                  ------------
 Total Investments of Cash Collateral for
 Securities Loaned (cost - $21,819,200)......                       21,819,200
                                                                  ------------
 Total Investments (cost - $295,374,828) -
  105.82%....................................                      419,963,819
 Liabilities in excess of other assets -
  (5.82)% ...................................                      (23,105,662)
                                                                  ------------
 Net Assets - 100.00%........................                     $396,858,157
                                                                  ============

-------
 * Non-Income producing
(1) Security, or portion thereof, was on loan at February 28, 1997
(2) With an additional 280,000 warrants attached expiring 12/30/99 with no market value
  ADS--American Depositary Shares
  ADR--American Depositary Receipt


                 See accompanying notes to financial statements

PAINEWEBBER
           STATEMENTS OF ASSETS AND LIABILITIES    FEBRUARY 28, 1997 (UNAUDITED)

                                                         GROWTH
                                                        & INCOME      GROWTH
                                                          FUND         FUND
                                                      ------------ ------------
Assets
Investments in securities, at value (cost -
 $627,529,356 and $295,374,828, respectively).......  $778,076,690 $419,963,819
Receivable for investments sold.....................    10,560,110    1,838,489
Dividends and interest receivable...................     1,052,432      171,220
Receivable for shares of beneficial interest sold...       980,430      162,414
Other assets........................................       116,428      199,553
                                                      ------------ ------------
Total assets........................................   790,786,090  422,335,495
                                                      ------------ ------------
Liabilities
Collateral for securities loaned....................    36,451,150   21,819,200
Payable for investments purchased...................    14,307,195    2,220,228
Payable for shares of beneficial interest
 repurchased........................................     1,043,331      766,068
Payable to affiliate................................       765,986      418,223
Accrued expenses and other liabilities..............       369,077      253,619
                                                      ------------ ------------
Total liabilities...................................    52,936,739   25,477,338
                                                      ------------ ------------
Net Assets
Beneficial interest - $0.001 par value (unlimited
 amount authorized).................................   561,133,022  238,007,032
Accumulated undistributed net investment income
 (loss).............................................       436,808   (1,821,946)
Accumulated net realized gains from investment
 transactions.......................................    25,732,187   36,084,080
Net unrealized appreciation of investments..........   150,547,334  124,588,991
                                                      ------------ ------------
Net assets..........................................  $737,849,351 $396,858,157
                                                      ============ ============
Class A:
Net assets..........................................  $329,888,253 $211,015,149
                                                      ------------ ------------
Shares outstanding..................................    12,948,501    8,722,549
                                                      ------------ ------------
Net asset value and redemption value per share......        $25.48       $24.19
                                                      ============ ============
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)......        $26.68       $25.33
                                                      ============ ============
Class B:
Net assets..........................................  $317,586,121 $134,516,414
                                                      ------------ ------------
Shares outstanding..................................    12,509,493    5,862,970
                                                      ------------ ------------
Net asset value and offering price per share........        $25.39       $22.94
                                                      ============ ============
Class C:
Net assets..........................................  $ 57,097,374 $ 28,889,515
                                                      ------------ ------------
Shares outstanding..................................     2,242,919    1,248,827
                                                      ------------ ------------
Net asset value and offering price per share........        $25.46       $23.13
                                                      ============ ============
Class Y:
Net assets..........................................  $ 33,277,603 $ 22,437,079
                                                      ------------ ------------
Shares outstanding..................................     1,306,772      910,764
                                                      ------------ ------------
Net asset value, offering price and redemption value
 per share..........................................        $25.47       $24.64
                                                      ============ ============

                 See accompanying notes to financial statements

PAINEWEBBER
           STATEMENTS OF OPERATIONS
                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

                                                          GROWTH
                                                         & INCOME     GROWTH
                                                           FUND        FUND
                                                       ------------ -----------
Investment income:
Dividends............................................  $  4,961,335 $   715,046
Interest.............................................     2,647,086     800,321
                                                       ------------ -----------
                                                          7,608,421   1,515,367
                                                       ------------ -----------
Expenses:
Investment advisory and administration...............     2,387,510   1,533,955
Service fees--Class A................................       349,827     244,760
Service and distribution fees--Class B...............     1,503,737     712,758
Service and distribution fees--Class C...............       249,919     154,244
Transfer agency and service fees.....................       268,012     220,631
Reports and notices to shareholders..................       175,851     144,245
Custody and accounting...............................       180,450     122,923
Legal and audit......................................        87,836      88,715
Federal and state registration.......................        49,008      56,624
Trustees' fees.......................................         7,875       7,875
Other expenses.......................................        59,566      50,583
                                                       ------------ -----------
                                                          5,319,591   3,337,313
                                                       ------------ -----------
Net investment income (loss).........................     2,288,830  (1,821,946)
                                                       ------------ -----------
Realized and unrealized gains (losses) from invest-
 ment activities:
Net realized gains from investment transactions......    41,866,383  37,191,952
Net change in unrealized appreciation/depreciation of
 investments.........................................    67,414,748  (4,058,823)
                                                       ------------ -----------
Net realized and unrealized gains from investment ac-
 tivities............................................   109,281,131  33,133,129
                                                       ------------ -----------
Net increase in net assets resulting from operations.  $111,569,961 $31,311,183
                                                       ============ ===========

                 See accompanying notes to financial statements

PAINEWEBBER     GROWTH & INCOME FUND

           STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE SIX
                                                MONTHS ENDED       FOR THE
                                              FEBRUARY 28, 1997   YEAR ENDED
                                                 (UNAUDITED)    AUGUST 31, 1996
                                              ----------------- ---------------
From operations:
Net investment income.......................    $  2,288,830     $  3,272,065
Net realized gains from investment
 transactions...............................      41,866,383       86,725,439
Net change in unrealized
 appreciation/depreciation of investments...      67,414,748       (1,953,419)
                                                ------------     ------------
Net increase in net assets resulting from
 operations.................................     111,569,961       88,044,085
                                                ------------     ------------
Dividends and distributions to shareholders
 from:
Net investment income--Class A..............      (1,858,246)      (3,309,904)
Net investment income--Class B..............        (534,799)        (985,947)
Net investment income--Class C..............        (104,190)        (142,026)
Net investment income--Class Y..............        (208,280)        (323,508)
Net realized gains from investment
 transactions--Class A......................     (34,230,420)     (14,113,535)
Net realized gains from investment
 transactions--Class B......................     (34,198,889)     (16,674,335)
Net realized gains from investment
 transactions--Class C......................      (5,668,031)      (2,139,119)
Net realized gains from investment
 transactions--Class Y......................      (3,062,641)      (1,066,345)
                                                ------------     ------------
Total dividends and distributions to
 shareholders...............................     (79,865,496)     (38,754,719)
                                                ------------     ------------
From beneficial interest transactions:
Net proceeds from the sale of shares........      74,493,222       86,569,299
Proceeds from the issuance of shares from
 the acquisition of Mitchell
 Hutchins/Kidder, Peabody Equity Income
 Fund.......................................             --        60,522,138
Proceeds from the issuance of shares from
 the acquisition of PaineWebber Global
 Energy Fund................................             --        17,163,198
Cost of shares repurchased..................     (62,627,599)    (109,425,591)
Proceeds from dividends reinvested..........      74,420,791       35,992,186
                                                ------------     ------------
Net increase in net assets from beneficial
 interest transactions......................      86,286,414       90,821,230
                                                ------------     ------------
Net increase in net assets..................     117,990,879      140,110,596
Net assets:
Beginning of period.........................     619,858,472      479,747,876
                                                ------------     ------------
End of period (including undistributed net
 investment income of $436,808 and $853,493,
 respectively)..............................    $737,849,351     $619,858,472
                                                ============     ============

                 See accompanying notes to financial statements

PAINEWEBBER     GROWTH FUND

           STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE SIX
                                                MONTHS ENDED       FOR THE
                                              FEBRUARY 28, 1997   YEAR ENDED
                                                 (UNAUDITED)    AUGUST 31, 1996
                                              ----------------- ---------------
From operations:
Net investment loss..........................   $ (1,821,946)    $ (3,284,126)
Net realized gains from investment
 transactions................................     37,191,952       53,608,241
Net change in unrealized
 appreciation/depreciation of investments....     (4,058,823)      15,049,708
                                                ------------     ------------
Net increase in net assets resulting from
 operations..................................     31,311,183       65,373,823
                                                ------------     ------------
Distributions to shareholders from:
Net realized gains from investment
 transactions--Class A.......................    (17,185,494)     (14,736,470)
Net realized gains from investment
 transactions--Class B.......................    (12,089,644)     (11,773,021)
Net realized gains from investment
 transactions--Class C.......................     (2,625,574)      (2,425,155)
Net realized gains from investment
 transactions--Class Y.......................     (1,819,441)      (1,487,963)
                                                ------------     ------------
Total distributions to shareholders..........    (33,720,153)     (30,422,609)
                                                ------------     ------------
From beneficial interest transactions:
Net proceeds from sale of shares.............     22,856,617       33,439,586
Cost of shares repurchased...................    (51,149,757)     (89,217,437)
Proceeds from dividends reinvested...........     31,795,484       28,720,783
                                                ------------     ------------
Net increase (decrease) in net assets from
 beneficial interest transactions............      3,502,344      (27,057,068)
                                                ------------     ------------
Net increase in net assets...................      1,093,374        7,894,146
Net assets:
Beginning of period..........................    395,764,783      387,870,637
                                                ------------     ------------
End of period................................   $396,858,157     $395,764,783
                                                ============     ============

                 See accompanying notes to financial statements

PAINEWEBBER     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Growth & Income Fund ("Growth & Income Fund") and PaineWebber Growth Fund ("Growth Fund") (collectively, the "Funds") are diversified series of PaineWebber America Fund and PaineWebber Olympus Fund (the "Trusts"), respectively. The two Trusts were organized under separate Declarations of Trust and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as diversified open-end investment companies.

Currently each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structure, ongoing service/distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments - Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an affiliate and wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market ("Nasdaq") are valued at the last sale price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by a management committee under the direction of each Trust's board of trustees.

PAINEWEBBER

Repurchase Agreements - Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income - Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted as adjustments to interest income and identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ACQUISITIONS

Effective October 13, 1995, Growth & Income Fund acquired all of the net assets of PaineWebber Global Energy Fund ("Global Energy Fund") in a tax-free exchange for shares of Growth & Income Fund. The acquisition was accomplished by a tax-free exchange of 338,423 Class A, 414,593 Class B and 24,548 Class C shares of Growth & Income Fund for 680,852 Class A, 832,585 Class B and 50,070 Class C shares, respectively, of Global Energy Fund outstanding. Global Energy Fund's net assets at that date, valued at $17,163,198 including accumulated net realized losses of $2,079,189 and net unrealized appreciation of investments of $653,059, were combined with those of Growth & Income Fund.

PAINEWEBBER

Effective October 13, 1995, Growth & Income Fund acquired all of the net assets of Mitchell Hutchins/Kidder, Peabody Equity Income Fund ("MH/KP Equity Income Fund") in a tax free exchange for shares of Growth & Income Fund. The acquisition was accomplished by a tax-free exchange of 2,533,885 Class A, 137,926 Class Y and 67,543 Class C shares of Growth & Income Fund for 2,816,987 Class A, 153,429 Class Y and 75,614 Class B shares, respectively, of MH/KP Equity Income Fund outstanding. MH/KP Equity Income Fund's net assets at that date, valued at $60,522,138 including net unrealized appreciation of investments of $5,986,801 were combined with those of Growth & Income Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

Each Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, Growth & Income Fund and Growth Fund pay Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% and 0.75%, respectively, of each Funds average daily net assets. At February 28, 1997, Growth & Income Fund and Growth Fund owed Mitchell Hutchins $399,687 and $238,079, respectively, in investment advisory and administration fees.

For the six months ended February 28, 1997, Growth & Income Fund and Growth Fund paid $30,690 and $18,019, respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A, Class B and Class C shares, the Funds pay Mitchell Hutchins monthly service fees at the annual rate of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares. At February 28, 1997, Growth & Income Fund and Growth Fund owed Mitchell Hutchins $349,074 and $169,966, respectively, in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the six months ended February 28, 1997, it earned $498,053 and $172,712 in sales charges for the Growth & Income Fund and Growth Fund, respectively.

PAINEWEBBER

TRANSFER AGENCY SERVICE FEES

Each Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the six months ended February 28, 1997, PaineWebber earned $102,438 and $62,472 from Growth & Income Fund and Growth Fund, respectively. At February 28, 1997, Growth & Income Fund and Growth Fund owed PaineWebber $17,225 and $10,178, respectively, for transfer agency service fees.

SECURITY LENDING

Each fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received no compensation from the Funds in that capacity for the six months ended February 28, 1997.

As of February 28, 1997, each Fund's custodian held cash and cash equivalents having an aggregate value of $36,451,150 and $21,819,200 as collateral for portfolio securities loaned having a market value of $34,877,163 and $21,052,838 for Growth & Income Fund and Growth Fund, respectively.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at February 28, 1997, was substantially the same as the cost of securities for financial statement purposes.

At February 28, 1997, the components of net unrealized appreciation of investments were as follows:

                                                       GROWTH &
                                                     INCOME FUND   GROWTH FUND
                                                     ------------  ------------
Gross appreciation (investments having an excess of
 value over cost)..................................  $157,134,392  $133,113,322
Gross depreciation (investments having an excess of
 cost over value)..................................    (6,587,058)   (8,524,331)
                                                     ------------  ------------
Net unrealized appreciation of investments.........  $150,547,334  $124,588,991
                                                     ============  ============

PAINEWEBBER

For the six months ended February 28, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                         GROWTH &
                                                       INCOME FUND  GROWTH FUND
                                                       ------------ ------------
Purchases............................................. $285,952,481 $131,906,537
Sales................................................. $253,602,944 $175,249,090

FEDERAL TAX STATUS

Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to any federal excise tax.

BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                          CLASS A                   CLASS B                 CLASS C                CLASS Y
                   -----------------------  ------------------------  ---------------------  ---------------------
                     SHARES      AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                   ----------  -----------  ----------  ------------  --------  -----------  --------  -----------
GROWTH & INCOME FUND
SIX MONTHS ENDED
 FEBRUARY 28,
 1997:
Shares sold.......    783,015  $20,012,539   1,003,708  $ 25,749,435   487,212  $12,528,724   631,571  $16,202,524
Shares
 repurchased......   (770,751) (20,004,591) (1,020,019)  (26,133,197) (239,703)  (6,206,292) (400,148) (10,283,519)
Shares converted
 from Class B to
 Class A..........    231,580    5,933,363    (232,408)   (5,933,363)      --           --        --           --
Dividends
 reinvested.......  1,370,524   33,632,674   1,309,993    32,081,721   221,786    5,444,854   133,070    3,261,542
                   ----------  -----------  ----------  ------------  --------  -----------  --------  -----------
Net increase......  1,614,368  $39,573,985   1,061,274  $ 25,764,596   469,295  $11,767,286   364,493  $ 9,180,547
                   ==========  ===========  ==========  ============  ========  ===========  ========  ===========
YEAR ENDED AUGUST
 31, 1996:
Shares sold.......  1,129,631  $26,796,965   1,730,871  $ 40,860,505   586,203  $13,785,499   215,504  $ 5,126,330
Shares issued in
 connection with
 the acquisition
 of:
 MH/KP Equity
  Income Fund.....  2,533,885   55,983,774         --            --     67,543    1,493,701   137,926    3,044,663
 PaineWebber
  Global Energy
  Fund............    338,423    7,478,321     414,593     9,142,000    24,548      542,877       --           --
Shares
 repurchased...... (1,907,414) (44,519,365) (2,302,787)  (53,544,909) (361,631)  (8,422,118) (125,157)  (2,939,199)
Shares converted
 from Class B to
 Class A..........    204,193    4,892,665    (204,905)   (4,892,665)      --           --        --           --
Dividends
 reinvested.......    728,678   16,107,474     744,676    16,323,941    98,756    2,173,217    62,781    1,387,554
                   ----------  -----------  ----------  ------------  --------  -----------  --------  -----------
Net increase .....  3,027,396  $66,739,834     382,448  $  7,888,872   415,419  $ 9,573,176   291,054  $ 6,619,348
                   ==========  ===========  ==========  ============  ========  ===========  ========  ===========
GROWTH FUND
SIX MONTHS ENDED
 FEBRUARY 28,
 1997:
Shares sold.......    211,449  $ 5,335,806     163,726  $  3,968,432   317,737  $ 7,848,686   222,216  $ 5,703,693
Shares
 repurchased......   (742,928) (18,832,900)   (699,859)  (14,806,417) (452,036) (11,053,253) (251,734)  (6,457,187)
Shares converted
 from Class B to
 Class A..........    206,454    5,202,752    (132,671)   (5,202,752)      --           --        --           --
Dividends
 reinvested.......    679,736   16,198,119     499,211    11,302,141   108,492    2,475,783    74,998    1,819,441
                   ----------  -----------  ----------  ------------  --------  -----------  --------  -----------
Net increase
 (decrease).......    354,711   $7,903,777    (169,593) $ (4,738,596)  (25,807) $  (728,784)   45,480  $ 1,065,947
                   ==========  ===========  ==========  ============  ========  ===========  ========  ===========
YEAR ENDED AUGUST
 31, 1996:
Shares sold.......    514,293  $12,445,673     548,531  $ 12,529,149   189,909  $ 4,324,908   172,505  $ 4,139,856
Shares
 repurchased...... (1,557,212) (36,779,779) (1,643,121)  (35,301,053) (434,895)  (9,869,571) (302,302)  (7,267,034)
Shares converted
 from Class B to
 Class A..........    527,377   12,303,931    (454,796)  (12,303,931)      --           --        --           --
Dividends
 reinvested.......    623,918   13,988,235     505,415    10,896,749   108,096    2,347,836    65,491    1,487,963
                   ----------  -----------  ----------  ------------  --------  -----------  --------  -----------
Net increase
 (decrease).......    108,376  $ 1,958,060  (1,043,971) $(24,179,086) (136,890) $(3,196,827)  (64,306) $(1,639,215)
                   ==========  ===========  ==========  ============  ========  ===========  ========  ===========

PAINEWEBBER  GROWTH & INCOME FUND

           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                   CLASS A
                          -----------------------------------------------------------------
                            FOR THE
                           SIX MONTHS
                             ENDED
                          FEBRUARY 28,        FOR THE YEARS ENDED AUGUST 31,
                              1997     ----------------------------------------------------
                          (UNAUDITED)    1996         1995      1994       1993      1992
                          ------------ --------     --------  --------   --------  --------
Net asset value,
 beginning of period....    $  24.35   $  22.52     $  20.43  $  20.86   $  20.48  $  19.26
                            --------   --------     --------  --------   --------  --------
Net investment income...        0.22       0.22         0.24      0.28       0.28      0.24
Net realized and
 unrealized gains
 (losses) from
 investments............        4.10       3.46         3.18     (0.41)      0.37      1.25
                            --------   --------     --------  --------   --------  --------
Total increase
 (decrease) from
 investment operations..        4.32       3.68         3.42     (0.13)      0.65      1.49
                            --------   --------     --------  --------   --------  --------
Dividends from
 investment income......       (0.17)     (0.34)       (0.12)    (0.27)     (0.27)    (0.27)
Distributions from net
 realized gains on
 investment
 transactions...........       (3.02)     (1.51)       (1.21)    (0.03)       --        --
                            --------   --------     --------  --------   --------  --------
Total dividends and
 distributions to
 shareholders...........       (3.19)     (1.85)       (1.33)    (0.30)     (0.27)    (0.27)
                            --------   --------     --------  --------   --------  --------
Net asset value, end of
 period.................    $  25.48   $  24.35     $  22.52  $  20.43   $  20.86  $  20.48
                            ========   ========     ========  ========   ========  ========
Total investment
 return(1)..............       18.24%     17.40%       18.30%    (0.58)%     3.15%     7.78%
                            ========   ========     ========  ========   ========  ========
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........    $329,888   $276,016     $187,057  $222,432   $359,073  $358,643
Expenses to average net
 assets.................        1.17%*     1.20%(2)     1.19%     1.20%      1.13%     1.22%
Net investment income to
 average net assets.....        1.06%*     0.98%(2)     1.07%     1.29%      1.33%     1.26%
Portfolio turnover......          41%       112%         111%       94%        37%       16%
Average commission rate
 paid(3)................    $ 0.0598   $ 0.0598          --        --         --        --

-------
  * Annualized
 + Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return information for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.04%.
(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                         CLASS B
------------------------------------------------------------------
  FOR THE
 SIX MONTHS
   ENDED
FEBRUARY 28,         FOR THE YEARS ENDED AUGUST 31,
    1997      ----------------------------------------------------
(UNAUDITED)     1996         1995      1994       1993      1992
------------  --------     --------  --------   --------  --------
  $  24.26    $  22.37     $  20.37  $  20.78   $  20.41  $  19.23
  --------    --------     --------  --------   --------  --------
      0.12        0.04         0.06      0.10       0.12      0.13
      4.08        3.45         3.18     (0.37)      0.36      1.20
  --------    --------     --------  --------   --------  --------
      4.20        3.49         3.24     (0.27)      0.48      1.33
  --------    --------     --------  --------   --------  --------
     (0.05)      (0.09)       (0.03)    (0.11)     (0.11)    (0.15)
     (3.02)      (1.51)       (1.21)    (0.03)       --        --
  --------    --------     --------  --------   --------  --------
     (3.07)      (1.60)       (1.24)    (0.14)     (0.11)    (0.15)
  --------    --------     --------  --------   --------  --------
  $  25.39    $  24.26     $  22.37  $  20.37   $  20.78  $  20.41
  ========    ========     ========  ========   ========  ========
     17.79%      16.49%       17.38%    (1.31)%     2.34%     6.99%
  ========    ========     ========  ========   ========  ========
  $317,586    $277,753     $247,543  $289,290   $461,389  $386,275
      1.95%*      1.99%(2)     1.97%     1.97%      1.90%     1.97%
      0.28%*      0.17%(2)     0.29%     0.51%      0.57%     4.90%
        41%        112%         111%       94%        37%       16%
  $ 0.0598    $ 0.0598          --        --         --        --

                                CLASS C
-----------------------------------------------------------------------------
  FOR THE       FOR THE                                             FOR THE
 SIX MONTHS    SIX MONTHS                                            PERIOD
   ENDED         ENDED                                              JULY 2,
FEBRUARY 28,  FEBRUARY 28, FOR THE YEARS ENDED AUGUST 31,           1992+ TO
    1997          1997     --------------------------------------- AUGUST 31,
(UNAUDITED)   (UNAUDITED)   1996        1995     1994      1993       1992
------------- ------------ ----------- -------- --------- -------- -----------
  $  24.26      $ 24.33    $ 22.43     $ 20.42  $ 20.83   $ 20.47   $ 20.95
------------- ------------ ----------- -------- --------- -------- -----------
      0.12         0.10       0.05        0.06     0.11      0.11      0.02
      4.08         4.11       3.46        3.19    (0.38)     0.37     (0.44)
------------- ------------ ----------- -------- --------- -------- -----------
      4.20         4.21       3.51        3.25    (0.27)     0.48     (0.42)
------------- ------------ ----------- -------- --------- -------- -----------
     (0.05)       (0.06)     (0.10)      (0.03)   (0.11)    (0.12)    (0.06)
     (3.02)       (3.02)     (1.51)      (1.21)   (0.03)      --        --
------------- ------------ ----------- -------- --------- -------- -----------
     (3.07)       (3.08)     (1.61)      (1.24)   (0.14)    (0.12)    (0.06)
------------- ------------ ----------- -------- --------- -------- -----------
  $  25.39      $ 25.46    $ 24.33     $ 22.43  $ 20.42   $ 20.83   $ 20.47
============= ============ =========== ======== ========= ======== ===========
     17.79%       17.77%     16.52%      17.37%   (1.29)%    2.35%     2.85%
============= ============ =========== ======== ========= ======== ===========
  $317,586      $57,097    $43,148     $30,468  $37,287   $61,869   $13,019
      1.95%*       1.94%*     1.99%(2)    1.98%    1.94%     1.87%     1.73%*
      0.28%*       0.28%*     0.18%(2)    0.28%    0.54%     0.61%     0.94%*
        41%          41%       112%        111%      94%       37%       16%
  $ 0.0598      $0.0598    $0.0598         --       --        --        --

PAINEWEBBER  GROWTH & INCOME FUND

           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                  CLASS Y
                          ---------------------------------------------------------------
                                                                                FOR THE
                            FOR THE                                              PERIOD
                           SIX MONTHS           FOR THE YEARS                   FEBRUARY
                             ENDED                  ENDED                         12,
                          FEBRUARY 28,           AUGUST 31,                     1992+ TO
                              1997     --------------------------------------  AUGUST 31,
                          (UNAUDITED)   1996        1995     1994      1993       1992
                          ------------ -------     -------  -------   -------  ----------
Net asset value,
 beginning of period....    $ 24.35    $ 22.54     $ 20.42  $ 20.86   $ 20.48   $ 20.95
                            -------    -------     -------  -------   -------   -------
Net investment income...       0.30       0.30        0.30     0.33      0.33      0.16
Net realized and
 unrealized gains
 (losses) from
 investments............       4.05       3.45        3.18    (0.40)     0.37     (0.49)
                            -------    -------     -------  -------   -------   -------
Total increase
 (decrease) from
 investment operations..       4.35       3.75        3.48    (0.07)     0.70     (0.33)
                            -------    -------     -------  -------   -------   -------
Dividends from
 investment income......      (0.21)     (0.43)      (0.15)   (0.34)    (0.32)    (0.14)
Distributions from net
 realized gains on
 investment
 transactions...........      (3.02)     (1.51)      (1.21)   (0.03)      --        --
                            -------    -------     -------  -------   -------   -------
Total dividends and
 distributions to
 shareholders...........      (3.23)     (1.94)      (1.36)   (0.37)    (0.32)    (0.14)
                            -------    -------     -------  -------   -------   -------
Net asset value, end of
 period.................    $ 25.47    $ 24.35     $ 22.54  $ 20.42   $ 20.86   $ 20.48
                            =======    =======     =======  =======   =======   =======
Total investment
 return(1)..............      18.39%     17.77%      18.66%   (0.31)%    3.44%    (1.15)%
                            =======    =======     =======  =======   =======   =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........    $33,278    $22,942     $14,680  $14,690   $17,005   $10,560
Expenses to average net
 assets.................       0.90%*     0.92%(2)    0.89%    0.90%     0.86%     0.93%*
Net investment income to
 average net assets.....       1.33%*     1.26%(2)    1.39%    1.60%     1.62%     1.56%*
Portfolio turnover......         41%       112%        111%      94%       37%       16%
Average commission rate
 paid (3)...............    $0.0598    $0.0598         --       --        --        --

-------
  * Annualized
 + Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return information for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.04%.
(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                      [This Page Intentionally Left Blank]

PAINEWEBBER  GROWTH FUND

           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                   CLASS A
                          ------------------------------------------------------------------
                            FOR THE
                           SIX MONTHS
                             ENDED
                          FEBRUARY 28,         FOR THE YEARS ENDED AUGUST 31,
                              1997      ----------------------------------------------------
                          (UNAUDITED)     1996       1995         1994      1993      1992
                          ------------  --------   --------     --------  --------  --------
Net asset value,
 beginning of period....      $24.37      $22.27   $  20.04     $  20.60  $  16.78  $  17.50
                            --------    --------   --------     --------  --------  --------
Net investment income
 (loss).................       (0.07)      (0.12)      0.01          --       0.07       --
Net realized and
 unrealized gains
 (losses) from
 investments............        2.00        4.06       2.25         0.51      4.37     (0.11)
                            --------    --------   --------     --------  --------  --------
Net increase (decrease)
 from investment
 operations.............        1.93        3.94       2.26         0.51      4.44     (0.11)
                            --------    --------   --------     --------  --------  --------
Dividends from
 investment income......         --          --         --           --        --      (0.01)
Distributions from net
 realized gains from
 investment
 transactions...........       (2.11)      (1.84)     (0.03)       (1.07)    (0.62)    (0.60)
                            --------    --------   --------     --------  --------  --------
Total dividends and
 distributions to
 shareholders...........       (2.11)      (1.84)     (0.03)       (1.07)    (0.62)    (0.61)
                            --------    --------   --------     --------  --------  --------
Net asset value, end of
 period.................    $  24.19    $  24.37   $  22.27     $  20.04  $  20.60  $  16.78
                            ========    ========   ========     ========  ========  ========
Total investment
 return(1)..............        8.03%      18.43%     11.28%        2.33%    26.97%    (0.85)%
                            ========    ========   ========     ========  ========  ========
Ratios/supplemental
 data:
Net assets, end of
 period (000's).........    $211,015    $203,882   $183,958     $141,342  $130,353  $102,640
Expenses to average net
 assets.................        1.31%*      1.28%      1.28%(2)     1.21%     1.22%     1.43%
Net investment income
 (loss) to average net
 assets.................       (0.57)%*    (0.49)%     0.19%(2)     0.06%     0.38%     0.00%
Portfolio turnover rate.          34%         60%        36%          24%       36%       32%
Average commission rate
 paid(3)................    $ 0.0598    $ 0.0598        --           --        --        --

-------
 * Annualized
 + Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return information for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.06%.
(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate per share of common stock investments purchased or sold.

                            CLASS B
------------------------------------------------------------------
  FOR THE
 SIX MONTHS
   ENDED
FEBRUARY 28,       FOR THE YEARS ENDED AUGUST 31,
    1997      ----------------------------------------------------
(UNAUDITED)     1996       1995         1994      1993      1992
------------  --------   --------      -------   -------   -------
  $  23.30    $  21.53   $  19.53      $ 20.25   $ 16.64   $ 17.48
  --------    --------   --------      -------   -------   -------
     (0.19)      (0.39)     (0.02)       (0.06)    (0.05)    (0.06)
      1.94        4.00       2.05         0.41      4.28     (0.18)
  --------    --------   --------      -------   -------   -------
      1.75        3.61       2.03         0.35      4.23     (0.24)
  --------    --------   --------      -------   -------   -------
       --          --         --           --        --        --
     (2.11)      (1.84)     (0.03)       (1.07)    (0.62)    (0.60)
  --------    --------   --------      -------   -------   -------
     (2.11)      (1.84)     (0.03)       (1.07)    (0.62)    (0.60)
  --------    --------   --------      -------   -------   -------
  $  22.94    $  23.30   $  21.53      $ 19.53   $ 20.25   $ 16.64
  ========    ========   ========      =======   =======   =======
      7.61%      17.48%     10.40%        1.55%    25.91%    (1.58)%
  ========    ========   ========      =======   =======   =======
  $134,516    $140,551   $152,357      $97,272   $60,280   $35,867
      2.10%*      2.06%      2.06%(2)     2.00%     2.02%     2.20%
     (1.36)%*    (1.27)%    (0.60)%(2)   (0.66)%   (0.46)%   (0.70)%
        34%         60%        36%          24%       36%       32%
  $ 0.0598    $ 0.0598        --           --        --        --

                                CLASS C
----------------------------------------------------------------------------------
  FOR THE       FOR THE                                                 FOR THE
 SIX MONTHS    SIX MONTHS                                                PERIOD
   ENDED         ENDED                                                  JULY 2,
FEBRUARY 28,  FEBRUARY 28,  FOR THE YEARS ENDED AUGUST 31,              1992+ TO
    1997          1997      ------------------------------------------ AUGUST 31,
(UNAUDITED)   (UNAUDITED)    1996      1995         1994      1993        1992
------------- ------------- --------- ------------ --------- --------- -----------
  $  23.30      $ 23.48     $ 21.68   $ 19.67      $ 20.38   $ 16.75     $17.04
------------- ------------- --------- ------------ --------- --------- -----------
     (0.19)       (0.18)      (0.34)    (0.10)       (0.08)    (0.06)     (0.01)
      1.94         1.94        3.98      2.14         0.44      4.31      (0.28)
------------- ------------- --------- ------------ --------- --------- -----------
      1.75         1.76        3.64      2.04         0.36      4.25      (0.29)
------------- ------------- --------- ------------ --------- --------- -----------
       --           --          --        --           --        --         --
     (2.11)       (2.11)      (1.84)    (0.03)       (1.07)    (0.62)       --
------------- ------------- --------- ------------ --------- --------- -----------
     (2.11)       (2.11)      (1.84)    (0.03)       (1.07)    (0.62)       --
------------- ------------- --------- ------------ --------- --------- -----------
  $  22.94      $ 23.13     $ 23.48   $ 21.68      $ 19.67   $ 20.38     $16.75
============= ============= ========= ============ ========= ========= ===========
      7.61%        7.60%      17.50%    10.37%        1.59%    25.86%     (2.95)%
============= ============= ========= ============ ========= ========= ===========
  $134,516      $28,890     $29,923   $30,608      $28,561   $16,474     $2,275
      2.10%*       2.11%*      2.07%     2.05%(2)     1.98%     2.06%      1.98%*
     (1.36)%*     (1.37)%*    (1.28)%   (0.57)%(2)   (0.65)%   (0.69)%    (0.65)%*
        34%          34%         60%       36%          24%       36%        32%
  $ 0.0598      $0.0598     $0.0598       --           --        --         --

PAINEWEBBER  GROWTH FUND

           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                CLASS Y
                          -------------------------------------------------------------
                            FOR THE
                           SIX MONTHS                FOR THE YEARS
                             ENDED                       ENDED
                          FEBRUARY 28,                AUGUST 31,
                              1997      -----------------------------------------------
                          (UNAUDITED)    1996      1995        1994     1993     1992
                          ------------  -------   -------     -------  -------  -------
Net asset value,
 beginning of period....    $ 24.74     $ 22.53   $ 20.22     $ 20.71  $ 16.83  $ 17.50
                            -------     -------   -------     -------  -------  -------
Net investment income
 (loss).................      (0.06)      (0.02)     0.24        0.03     0.08     0.05
Net realized and
 unrealized gains
 (losses) from
 investments............       2.07        4.07      2.10        0.55     4.42    (0.11)
                            -------     -------   -------     -------  -------  -------
Net increase (decrease)
 from investment
 operations.............       2.01        4.05      2.34        0.58     4.50    (0.06)
                            -------     -------   -------     -------  -------  -------
Dividends from
 investment income......        --          --        --          --       --     (0.01)
Distributions from net
 realized gains from
 investment
 transactions...........      (2.11)      (1.84)    (0.03)      (1.07)   (0.62)   (0.60)
                            -------     -------   -------     -------  -------  -------
Total dividends and
 distributions to
 shareholders...........      (2.11)      (1.84)    (0.03)      (1.07)   (0.62)   (0.61)
                            -------     -------   -------     -------  -------  -------
Net asset value, end of
 period.................    $ 24.64     $ 24.74   $ 22.53     $ 20.22  $ 20.71  $ 16.83
                            =======     =======   =======     =======  =======  =======
Total investment
 return(1)..............       8.24%      18.72%    11.58%       2.67%   27.26%   (0.52)%
                            =======     =======   =======     =======  =======  =======
Ratios/supplemental
 data:
Net assets, end of
 period (000's).........    $22,437     $21,409   $20,948     $30,521  $20,706  $11,581
Expenses to average net
 assets.................       1.04%*      1.02%     0.97%(2)    0.94%    0.95%    1.12%
Net investment income
 (loss) to average net
 assets.................      (0.29)%*    (0.23)%    0.53%(2)    0.40%    0.60%    0.38%
Portfolio turnover rate.         34%         60%       36%         24%      36%      32%
Average commission rate
 paid(3)................    $0.0598     $0.0598       --          --       --       --

-------
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported.
(2) These ratios include non-recurring acquisition expenses of 0.05%.
(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate per share of common stock investments purchased or sold.

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                                                                              37

                      [This Page Intentionally Left Blank]

38